N-2	Nov. 18, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001677615
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Federated Hermes Project and Trade Finance Tender Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
	IS1	SS2
Sales Load paid by you (as a percentage of offering price)	None	None
1
 Effective at the open of business July 25, 2025, the Fund’s CS class was re-designated as IS class. References herein refer to the new class designation unless otherwise noted.
2
 Effective at the open of business July 25, 2025, the Fund’s SS class commenced operations.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (percentage of net assets attributable to Shares)

Management Fee	0.50%	0.50%
Other Expenses[3]	0.13%	0.38%[4]
Shareholder Servicing Fee	None	0.25%
Remaining Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.64%	0.89%[4]
Fee Waivers and/or Expense Reimbursements[5]	(0.22)%	(0.22)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.42%	0.67%[4]
1
 Effective at the open of business July 25, 2025, the Fund’s CS class was re-designated as IS class. References herein refer to the new class designation unless otherwise noted.
2
 Effective at the open of business July 25, 2025, the Fund’s SS class commenced operations.
3
 “Other Expenses” include the Fund’s operating expenses, including professional fees, transfer agency fees, administration fees, custody fees, offering costs and other operating expenses and are estimated for the current fiscal year.
4
 Other Expenses, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for the
SS class have been restated to reflect current fees.
5
 The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective
December 1, 2025, total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses, proxy-related expenses, premiums for risk insurance policies on portfolio securities and certain legal fees related to specific investments, if any) paid by the Fund’s IS and SS classes
(after the waivers and/or reimbursements) will not exceed 0.40% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination
Date”): (a) December 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
The following example illustrates the expenses you would pay on a $1,000 investment in Shares, for the time periods indicated and then redeem or hold all of your Shares at the end of those periods assuming: (1) total annual expenses of 0.64% and 0.89% for the IS class and SS class, respectively, of net assets attributable to the Shares; and (2) a 5% annual return:*
Share Class	1 Year	3 Years	5 Years	10 Years

IS:	$7	$20	$36	$80

SS:	$9	$28	$49	$110
The example should not be considered a representation of future expenses.

Actual expenses may be higher or lower.
*
 The example assumes that the Operating Expenses remain the same for each year, and that all dividends and distributions are reinvested at net asset value. The example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your cost would be higher. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.”

Purpose of Fee Table , Note [Text Block]	The purpose of the table below is to help you understand all fees and expenses that you, as a Shareholder, would bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]
 “Other Expenses” include the Fund’s operating expenses, including professional fees, transfer agency fees, administration fees, custody fees, offering costs and other operating expenses and are estimated for the current fiscal year.

IS [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	0.50%	[1]
Acquired Fund Fees and Expenses [Percent]	0.01%	[1]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[1]
Other Annual Expense 2 [Percent]	0.13%	[1]
Other Annual Expenses [Percent]	0.13%	[1],[2]
Total Annual Expenses [Percent]	0.64%	[1]
Waivers and Reimbursements of Fees [Percent]	(0.22%)	[1],[3]
Net Expense over Assets [Percent]	0.42%	[1]
Expense Example, Year 01	$ 7	[4]
Expense Example, Years 1 to 3	20	[4]
Expense Example, Years 1 to 5	36	[4]
Expense Example, Years 1 to 10	$ 80	[4]
SS [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[5]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	0.50%	[5]
Acquired Fund Fees and Expenses [Percent]	0.01%	[5]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%	[5]
Other Annual Expense 2 [Percent]	0.13%	[5]
Other Annual Expenses [Percent]	0.38%	[2],[5],[6]
Total Annual Expenses [Percent]	0.89%	[5],[6]
Waivers and Reimbursements of Fees [Percent]	(0.22%)	[3],[5]
Net Expense over Assets [Percent]	0.67%	[5],[6]
Expense Example, Year 01	$ 9	[4]
Expense Example, Years 1 to 3	28	[4]
Expense Example, Years 1 to 5	49	[4]
Expense Example, Years 1 to 10	$ 110	[4]
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	percentage of net assets attributable to Shares

[1]	Effective at the open of business July 25, 2025, the Fund’s CS class was re-designated as IS class. References herein refer to the new class designation unless otherwise noted.
[2]	“Other Expenses” include the Fund’s operating expenses, including professional fees, transfer agency fees, administration fees, custody fees, offering costs and other operating expenses and are estimated for the current fiscal year.
[3]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2025, total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses, proxy-related expenses, premiums for risk insurance policies on portfolio securities and certain legal fees related to specific investments, if any) paid by the Fund’s IS and SS classes (after the waivers and/or reimbursements) will not exceed 0.40% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board.
[4]	The example assumes that the Operating Expenses remain the same for each year, and that all dividends and distributions are reinvested at net asset value. The example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your cost would be higher. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.”
[5]	Effective at the open of business July 25, 2025, the Fund’s SS class commenced operations.
[6]	Other Expenses, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for the SS class have been restated to reflect current fees.